RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the nine months ended September 30, 2023 and 2022:

	Nine months Ended
	September 30,	September 30,
	2023	2022

Balance due to Sanovas – beginning of year	$427,933	$142,721

Costs paid by Sanovas on the Company’s behalf	-	79,200
Costs of Sanovas allocated to the Company	421,231	292,452
Proceeds from costs charged by Sanovas to the Company, net	101,823	400,839
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	(950,086)	(353,432)

Balance due to Sanovas - end of period	$901	$561,870

The following summarizes the transactions between the Company and Sanovas for the year ended December 31, 2022 and December 31, 2021:

	Years Ended
	December 31,	December 31,
	2022	2021

Balance due to (from) Sanovas – beginning of year	$142,721	$(15,069)

Costs paid by Sanovas on the Company’s behalf	79,290	68,073
Costs of Sanovas allocated to the Company	453,047	803,997
Proceeds from (repayment of) costs charged by Sanovas to the Company, net	692,677	(323,922)
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology	(939,802)	(390,358)

Balance due to Sanovas - end of year	$427,933	$142,721